Cost of Revenue	6 Months Ended
Sep. 30, 2025
Cost of Revenue [Abstract]
COST OF REVENUE
15.	COST OF REVENUE

	For the six months ended September 30,
	2025	2024
	US$	US$
	(Unaudited)	(Unaudited)
Trading consulting fee	8,640,004	9,984,864
Transaction fee, net	(14,726)	(28,354)
Total cost of revenue	8,625,278	9,956,510